Organization and Principal Activities	6 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Organization and reorganization

VCI Global Limited was incorporated in the British Virgin Islands on April 29, 2020. The registered office of the Company is situated at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, British Virgin Islands. The principal place of business of the Company is situation at Suite 33.03 of Level 33, Menara Exchange 106, Lingkaran TRX, Tun Razak Exchange, 55188 Kuala Lumpur, Malaysia. During the year, VCI Global Limited implemented a group-wide restructuring exercise aimed at streamlining its business portfolio and enhancing strategic alignment with its core growth initiatives. In line with the Group’s strategic direction to focus on the AI sector, technology infrastructure, and RWA consultancy services, management disposed of subsidiaries operating in non-core business segments.

The Group structure which represents the operating subsidiaries and dormant companies as follow:

The Company and its subsidiaries are in the table as follows:

	Percentage of effective ownership
Name	Date of incorporation	December 31, 2024	December 31, 2025	June 30, 2026	Place of incorporation	Principal activities
		%	%	%
VCI Global Limited	29.04.2020	100	100	100	British Virgin Island	Holding company.
V Capital Kronos Berhad	01.09.2020	100	100	100	Malaysia	Holding company.
AB Management and Consultancy Services Sdn Bhd	04.05.2020	93.34	93.34	93.34	Malaysia	Holding company.
Elmu Education Group Sdn Bhd	03.12.2020	-	20	20	Malaysia	Education and training services.
Elmu Higher Education Sdn Bhd	24.05.2021	-	20	20	Malaysia	Education and training services and holding company
V Capital Real Estate Sdn Bhd	05.07.2021	100	30	30	Malaysia	Provision of real estate management consultancy services.
VCI Energy Sdn Bhd	12.11.2021	100	30	30	Malaysia	Dormant.
V Galactech Sdn Bhd	12.01.2022	100	100	100	Malaysia	Provision of information technology development.
V Capital Real Estate Limited	08.02.2024	100	30	30	British Virgin Island	Holding company
V Gallant Limited (formerly known as VC AI Limited)	19.08.2024	100	100	100	British Virgin Island	Holding company.
VC AI Sdn Bhd	16.12.2024	100	100	100	Malaysia	Holding company
V Gallant Sdn Bhd	18.09.2024	100	100	100	Malaysia	Trading of high-performance servers, information technology hardware
RoboDAX Limited (formerly known as Smart Bridge Technologies Limited)	13.05.2024	100	100	100	British Virgin Island	Holding company
Smart Bridge Technologies Sdn Bhd	22.10.2025	-	100	100	Malaysia	Technology solution consultancy
VCI Global (Singapore) Pte. Ltd.	10.03.2025	-	100	100	Singapore	Management consultancy services
AiSecure Limited	09.01.2025	-	100	100	British Virgin Island	Dormant
VCI Energy Limited	05.02.2025	-	30	30	British Virgin Island	Holding company
VCI (HK) Limited	04.12.2025	-	100	100	Hong Kong	Management consultancy services
VCI Robotics Limited	02.02.2026	-	-	100	British Virgin Island	Provision of information technology development.

Principal activities

The Company is a holding company. The principal activities of the Company and its subsidiaries (collectively referred to as the “Company” or “the Group”) are the provision of business strategy consultancy and technology development solution consultancy.